UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2016

Date of reporting period:	2/29/2016

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of February 29, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 98.2%
Asset Management & Custody Banks — 11.0%
Amundi SA (France), 144A	20,197	$841,505
Anima Holding SpA (Italy), 144A	826,158	4,959,591
EFG International AG (Switzerland)*	413,329	2,537,513
Julius Baer Group Ltd. (Switzerland)*	154,602	6,168,567
OM Asset Management PLC (United Kingdom)	342,599	3,905,629

		18,412,805

Consumer Finance — 4.2%
Capital One Financial Corp.	107,284	7,051,777

Diversified Banks — 57.1%
Banca Popolare dell’Emilia Romagna SC (Italy)	978,129	4,976,307
Bank of America Corp.	401,564	5,027,581
Bank of Baroda (India)	1,373,694	2,651,781
Bank of Ireland (Ireland)*	11,959,312	3,391,369
Bank of Montreal (Canada)	81,500	4,496,656
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	22,020,600	4,676,825
BNP Paribas SA (France)	166,294	7,755,497
CaixaBank SA (Spain)	1,684,337	4,805,923
Canadian Imperial Bank of Commerce (Canada)	128,247	8,526,103
Citigroup, Inc.	200,853	7,803,139
Comerica, Inc.	186,031	6,284,127
FinecoBank Banca Fineco SpA (Italy)	501,454	3,812,216
ING Groep NV, CVA (Netherlands)	551,460	6,574,171
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	2,904,564	4,665,898
JPMorgan Chase & Co.	93,625	5,271,087
National Bank of Canada (Canada)	251,376	6,848,277
Permanent TSB Group Holdings PLC (Ireland)*	492,798	1,472,647
United Overseas Bank Ltd. (Singapore)	213,243	2,595,819
Van Lanschot NV, CVA (Netherlands)	206,728	4,327,237

		95,962,660

Diversified Capital Markets — 4.3%
UBS Group AG (Switzerland)	474,883	7,254,784

Investment Banking & Brokerage — 1.4%
Atlas Mara Ltd. (British Virgin Islands)*	520,767	2,374,697

Life & Health Insurance — 2.9%
Storebrand ASA (Norway)*	1,240,689	4,873,361

Multi-Line Insurance — 3.0%
Hartford Financial Services Group, Inc. (The)	118,481	4,990,420

Property & Casualty Insurance — 2.6%
Coface SA (France)	603,273	4,332,371

Regional Banks — 3.7%
GronlandsBANKEN A/S (Greenland)	10,852	1,016,062
PNC Financial Services Group, Inc. (The)	65,007	5,285,719

		6,301,781

Specialized Finance — 4.5%
Callidus Capital Corp (Canada)(a)	388,700	2,470,672
Singapore Exchange Ltd. (Singapore)	976,200	5,039,627

		7,510,299

Technology Hardware, Storage & Peripherals — 0.2%
CPI Card Group, Inc.*(a)	54,393	430,249

Thrifts & Mortgage Finance — 3.3%
Federal Agricultural Mortgage Corp. (Class C Stock)	98,227	3,187,466
First National Financial Corp. (Canada)	148,200	2,354,989

		5,542,455

TOTAL COMMON STOCKS (cost $181,248,435)		165,037,659

	Units
WARRANTS*(b)
Investment Banking & Brokerage
Atlas Mara Ltd. (British Virgin Islands) expiring 12/17/17 (cost $4,913)	491,298	49,130

TOTAL LONG-TERM INVESTMENTS (cost $181,253,348)		165,086,789

SHORT-TERM INVESTMENT — 3.4%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,638,250; includes $2,283,791 of cash collateral for securities on loan)(c)(d)	5,638,250	5,638,250

TOTAL INVESTMENTS — 101.6% (cost $186,891,598)(e)		170,725,039
Liabilities in excess of other assets — (1.6)%		(2,685,212)

NET ASSETS — 100.0%		$168,039,827

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,181,536; cash collateral of $2,283,791 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of February 29, 2016.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$187,232,349

Appreciation	12,294,878
Depreciation	(28,802,188)

Net Unrealized Depreciation	$(16,507,310)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
British Virgin Islands	$2,374,697	$—	$—
Canada	24,696,697	—	—
France	841,505	12,087,868	—
Greenland	1,016,062	—	—
India	—	2,651,781	—
Indonesia	4,676,825	—	—
Ireland	1,472,647	3,391,369	—
Israel	—	4,665,898	—
Italy	—	13,748,114	—
Netherlands	—	10,901,408	—
Norway	—	4,873,361	—
Singapore	—	7,635,446	—
Spain	—	4,805,923	—
Switzerland	2,537,513	13,423,351	—
United Kingdom	3,905,629	—	—
United States	45,331,565	—	—
Warrants
British Virgin Islands	49,130	—	—
Affiliated Money Market Mutual Fund	5,638,250	—	—

Total	$92,540,520	$78,184,519	$—

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2016 were as follows:

United States (including 1.4% of collateral for securities on loan)	30.3%
Canada	14.7
Switzerland	9.5
Italy	8.2
France	7.7
Netherlands	6.5
Singapore	4.5
Norway	2.9
Ireland	2.9
Spain	2.9
Indonesia	2.8
Israel	2.8
United Kingdom	2.3
India	1.6
British Virgin Islands	1.4
Greenland	0.6

101.6
Liabilities in excess of other assets	(1.6)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of February 29, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 98.9%
Biotechnology — 38.7%
Acorda Therapeutics, Inc.*(a)	231,070	$7,558,300
Adaptimmune Therapeutics PLC (United Kingdom), ADR*(a)	388,462	2,793,042
Aduro Biotech, Inc.*(a)	387,932	5,648,290
Agios Pharmaceuticals, Inc.*(a)	330,918	12,690,705
Alexion Pharmaceuticals, Inc.*	575,705	81,059,264
Alnylam Pharmaceuticals, Inc.*(a)	787,111	46,101,091
Amicus Therapeutics, Inc.*(a)	1,458,847	8,986,498
Anacor Pharmaceuticals, Inc.*(a)	61,108	3,897,468
Applied Genetic Technologies Corp.*	654,132	8,680,332
Avexis, Inc.*	143,110	2,777,765
BioCryst Pharmaceuticals, Inc.*(a)	889,393	1,769,892
Biogen, Inc.*	275,374	71,437,523
BioMarin Pharmaceutical, Inc.*	1,752,708	143,494,204
Bluebird Bio, Inc.*(a)	701,656	32,430,540
Cara Therapeutics, Inc.*	422,303	2,077,731
Celgene Corp.*	1,327,282	133,829,844
Chimerix, Inc.*(a)	955,908	4,406,736
DBV Technologies SA (France), ADR*	389,800	9,803,470
Dimension Therapeutics, Inc.*(a)	324,657	2,184,942
Editas Medicine, Inc.*(a)	26,134	756,579
EPIRUS Biopharmaceuticals, Inc.*(a)	1,589,064	4,242,801
Epizyme, Inc.*(a)	1,237,999	10,882,011
Fibrocell Science, Inc.*(a)	1,828,105	4,131,517
Flexion Therapeutics, Inc.*	89,477	846,005
Global Blood Therapeutics, Inc.*(a)	229,454	3,425,748
Immune Design Corp.*(a)	160,821	1,609,818
Incyte Corp.*	897,285	65,950,447
Inotek Pharmaceuticals Corp.*(a)	1,160,379	7,913,785
Insmed, Inc.*(a)	857,407	10,486,088
Invitae Corp.*(a)	25,931	223,785
MacroGenics, Inc.*(a)	187,949	3,003,425
Medgenics, Inc. (Israel)*	1,261,358	5,209,409
Mirati Therapeutics, Inc.*(a)	52,533	1,107,921
Natera, Inc.*(a)	518,542	3,500,159
Neurocrine Biosciences, Inc.*	281,294	10,345,993
Nivalis Therapeutics, Inc.*	161,249	730,458
Otonomy, Inc.*(a)	889,099	11,264,884
OvaScience, Inc.*(a)	1,562,582	8,672,330
Portola Pharmaceuticals, Inc.*(a)	761,624	21,454,948
ProQR Therapeutics NV (Netherlands)*(a)	291,920	1,266,933
Proteostasis Therapeutics, Inc.*	665,198	3,991,188
Prothena Corp. PLC (Ireland)*(a)	392,856	12,508,535
PTC Therapeutics, Inc.*(a)	187,992	1,500,176
Radius Health, Inc.*(a)	196,371	5,753,670
Regeneron Pharmaceuticals, Inc.*	153,158	58,815,735
REGENXBIO, Inc.*(a)	122,697	1,488,315
Retrophin, Inc.*(a)	565,062	8,040,832
Sage Therapeutics, Inc.*(a)	232,567	6,837,470
Seres Therapeutics, Inc.*(a)	262,182	6,059,026
TESARO, Inc.*(a)	729,315	29,508,085
Trevena, Inc.*	483,559	4,047,389
Ultragenyx Pharmaceutical, Inc.*(a)	554,336	33,808,953
Vertex Pharmaceuticals, Inc.*(a)	238,550	20,393,639

		951,405,694

Drug Retail — 2.7%
CVS Health Corp.	688,861	66,936,623

Health Care Equipment — 5.8%
DexCom, Inc.*	485,944	31,615,517
GenMark Diagnostics, Inc.*(a)	1,406,584	6,962,591
Innocoll AG (Germany), ADR*	270,873	2,267,207
Medtronic PLC	1,202,137	93,033,382
Novadaq Technologies, Inc. (Canada)*(a)	891,020	8,562,702

		142,441,399

Health Care Facilities — 3.0%
Acadia Healthcare Co., Inc.*(a)	567,500	31,445,175
Surgery Partners, Inc.*(a)	323,613	4,249,039
Universal Health Services, Inc. (Class B Stock)	337,226	37,219,633

		72,913,847

Health Care Services — 0.2%
Premier, Inc. (Class A Stock)*	197,300	6,416,196

Health Care Supplies — 1.9%
Alere, Inc.*	822,303	43,828,750
Derma Sciences, Inc.*(c)	910,180	3,003,594

		46,832,344

Life Sciences Tools & Services — 2.7%
Fluidigm Corp.*(a)	669,117	4,436,246
Illumina, Inc.*	413,882	62,181,631

		66,617,877

Managed Health Care — 15.7%
Aetna, Inc.	762,607	82,841,998
Centene Corp.*(a)	1,010,502	57,558,194
Cigna Corp.	652,079	91,036,749
Humana, Inc.	371,836	65,803,817
UnitedHealth Group, Inc.	742,796	88,467,004

		385,707,762

Pharmaceuticals — 28.2%
Aerie Pharmaceuticals, Inc.*(a)	1,913,983	32,231,474
Allergan PLC*	473,168	137,270,768
Aratana Therapeutics, Inc.*(a)	1,420,273	4,644,293
Assembly Biosciences, Inc.*	1,342,370	6,094,360
AstraZeneca PLC (United Kingdom), ADR(a)	2,591,636	74,302,204
Bristol-Myers Squibb Co.	1,826,514	113,116,012
Cassiopea SpA (Italy)*	67,672	1,965,436
Cassiopea SpA (Italy), 144A*(b)	230,363	6,690,563
Dermira, Inc.*	302,357	6,972,352
Eli Lilly & Co.	500,443	36,031,896
Endo International PLC*	260,956	10,910,570
Flex Pharma, Inc.*(a)	199,817	1,484,640
Intersect ENT, Inc.*(a)	205,826	3,721,334
Intra-Cellular Therapies, Inc.*(a)	981,380	27,596,406
Jazz Pharmaceuticals PLC*	172,012	20,913,219
Medicines Co. (The)*(a)	871,797	28,036,992
Novartis AG (Switzerland), ADR(a)	256,065	18,208,782
Novo Nordisk A/S (Denmark), ADR	478,535	24,596,699
Ocular Therapeutix, Inc.*(a)	451,251	3,551,345
Pacira Pharmaceuticals, Inc.*(a)	759,193	39,485,628
SCYNEXIS, Inc.*	307,813	1,508,284
Shire PLC (Ireland), ADR(a)	581,006	90,700,847
SteadyMed, Ltd. (Israel)*	347,749	778,958

WaVe Life Sciences Pte Ltd.*(a)	152,176	2,290,249

		693,103,311

TOTAL COMMON STOCKS (cost $2,146,259,617)		2,432,375,053

PREFERRED STOCK — 0.2%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*^(b)(c) (cost $2,400,000)	4,084,064	4,413,444

	Units
WARRANTS*
Health Care Equipment
SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)(b)(c)	787,690	—

Health Care Supplies
Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)(b)(c)	342,500	—

TOTAL WARRANTS (cost $47,950)		—

TOTAL LONG-TERM INVESTMENTS (cost $2,148,707,567)		2,436,788,497

	Shares
SHORT-TERM INVESTMENT — 20.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $501,206,141; includes $482,698,453 of cash collateral for securities on loan)(d)(e)	501,206,141	501,206,141

TOTAL INVESTMENTS — 119.5% (cost $2,649,913,708)(f)		2,937,994,638
Liabilities in excess of other assets — (19.5)%		(479,326,553)

NET ASSETS — 100.0%		$2,458,668,085

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
ADR	American Depositary Receipt

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,413,444 and 0.2% of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $456,466,448; cash collateral of $482,698,453 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,447,950. The aggregate value of $4,413,444 is approximately 0.2% of net assets.

(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,652,753,683

Appreciation	597,358,784
Depreciation	(312,117,829)

Net Unrealized Appreciation	$285,240,955

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$951,405,694	$—	$—
Drug Retail	66,936,623	—	—
Health Care Equipment	142,441,399	—	—
Health Care Facilities	72,913,847	—	—
Health Care Services	6,416,196	—	—
Health Care Supplies	46,832,344	—	—
Life Sciences Tools & Services	66,617,877	—	—
Managed Health Care	385,707,762	—	—
Pharmaceuticals	693,103,311	—	—
Preferred Stock
Health Care Equipment	—	—	4,413,444
Warrants
Health Care Equipment	—	—	—
Health Care Supplies	—	—	—
Affiliated Money Market Mutual Fund	501,206,141	—	—

Total	$2,933,581,194	$—	$4,413,444

Prudential Jennison Utility Fund

Schedule of Investments

as of February 29, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Cable & Satellite — 3.5%
Charter Communications, Inc. (Class A Stock)*	165,610	$29,736,932
Comcast Corp. (Class A Stock)	788,649	45,528,707
Time Warner Cable, Inc.	155,897	29,754,501

		105,020,140

Electric Utilities — 31.0%
Alupar Investimento SA (Brazil)	339,835	1,057,872
Alupar Investimento SA (Brazil), 144A(a)	1,615,985	5,030,398
American Electric Power Co., Inc.	1,939,733	119,778,513
Edison International	1,390,931	94,805,857
El Paso Electric Co.	274,300	11,205,155
Enel SpA (Italy)	8,647,231	34,558,295
Exelon Corp.	2,349,377	73,981,882
FirstEnergy Corp.	2,121,890	71,019,658
ITC Holdings Corp.	1,125,657	45,735,444
NextEra Energy, Inc.	1,290,178	145,557,882
Portland General Electric Co.	2,049,765	77,993,558
PPL Corp.(b)	2,565,067	89,751,694
Westar Energy, Inc.	1,479,030	64,278,644
Xcel Energy, Inc.	2,506,658	99,113,257

		933,868,109

Gas Utilities — 2.2%
APA Group (Australia)	2,484,751	15,403,819
Atmos Energy Corp.	743,345	51,595,577

		66,999,396

Independent Power Producers & Energy Traders — 2.3%
Calpine Corp.*	2,081,985	26,149,732
NRG Yield, Inc. (Class A Stock)(b)	856,626	10,605,030
NRG Yield, Inc. (Class C Stock)	2,442,278	31,920,573

		68,675,335

Integrated Telecommunication Services — 3.5%
Cellnex Telecom SAU (Spain)	1,245,947	19,911,875
Cellnex Telecom SAU (Spain), 144A(a)	986,763	15,769,774
Frontier Communications Corp.	9,870,573	53,399,800
Telecom Italia SpA (Italy)*(b)	17,150,086	16,664,785

		105,746,234

Multi-Utilities — 32.0%
Alliant Energy Corp.	1,258,024	85,482,731
Ameren Corp.	2,341,872	109,950,890
CMS Energy Corp.	2,780,349	109,990,607
Dominion Resources, Inc.	862,328	60,293,974
DTE Energy Co.	1,379,895	116,076,767
NiSource, Inc.	5,098,594	109,517,799
PG&E Corp.	2,341,215	132,817,127
Sempra Energy	1,259,276	121,532,727
Veolia Environnement SA (France)	2,559,110	57,791,685
WEC Energy Group, Inc.	1,064,841	60,003,790

		963,458,097

Oil & Gas Storage & Transportation — 8.3%
Cheniere Energy Partners LP(b)	550,000	14,558,500
Cheniere Energy Partners LP Holdings LLC	2,496,502	41,866,338
Columbia Pipeline Group, Inc.	2,206,200	40,042,530
Dominion Midstream Partners LP(b)	679,633	20,647,251

Enbridge, Inc. (Canada)	909,290	32,117,494
Energy Transfer Partners LP(b)	595,352	15,878,038
EQT GP Holdings LP(b)	1,579,460	37,701,710
Shell Midstream Partners LP	776,980	27,621,639
Tallgrass Energy GP LP(b)	1,125,818	17,979,313

		248,412,813

Renewable Electricity — 3.1%
Abengoa Yield PLC (Spain)(b)	2,645,353	44,362,570
EDP Renovaveis SA (Spain)	431,445	3,096,650
NextEra Energy Partners LP(b)	1,744,077	45,241,357

		92,700,577

Specialized REITs — 8.2%
American Tower Corp.	620,409	57,201,710
Crown Castle International Corp.	803,602	69,511,573
CyrusOne, Inc.	1,469,564	58,253,517
Digital Realty Trust, Inc.	778,420	61,549,669

		246,516,469

Water Utilities — 3.1%
American Water Works Co., Inc.	1,441,399	93,431,483

Wireless Telecommunication Services — 1.0%
SBA Communications Corp. (Class A Stock)*	328,244	31,147,073

TOTAL LONG-TERM INVESTMENTS (cost $2,459,679,819)		2,955,975,726

SHORT-TERM INVESTMENT — 5.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $164,446,728; includes $97,824,160 of cash collateral for securities on loan)(c)(d)	164,446,728	164,446,728

TOTAL INVESTMENTS — 103.7% (cost $2,624,126,547)(e)		3,120,422,454
Liabilities in excess of other assets — (3.7)%		(110,638,985)

NET ASSETS — 100.0%		$3,009,783,469

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,628,118; cash collateral of $97,824,160 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,618,989,537

Appreciation	679,951,548
Depreciation	(178,518,631)

Net Unrealized Appreciation	$501,432,917

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$105,020,140	$—	$—
Electric Utilities	894,279,416	39,588,693	—
Gas Utilities	51,595,577	15,403,819	—
Independent Power Producers & Energy Traders	68,675,335	—	—
Integrated Telecommunication Services	53,399,800	52,346,434	—
Multi-Utilities	905,666,412	57,791,685	—
Oil & Gas Storage & Transportation	248,412,813	—	—
Renewable Electricity	89,603,927	3,096,650	—
Specialized REITs	246,516,469	—	—
Water Utilities	93,431,483	—	—
Wireless Telecommunication Services	31,147,073	—	—
Affiliated Money Market Mutual Fund	164,446,728	—	—

Total	$2,952,195,173	$168,227,281	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

The Funds may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	April 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	April 19, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	April 19, 2016

*	Print the name and title of each signing officer under his or her signature.